Other current and non-current liabilities - Non current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Refund liabilities	$ 52,287	$ 1,251
Liabilities related to repurchase commitments	11,017	61,182
Liabilities related to assets under construction	0	53,024
Other liabilities	8,094	11,966
Other non-current liabilities	$ 71,398	$ 127,423